Subsequent Events (Details) (Subsequent Event [Member], USD $)	0 Months Ended
Feb. 02, 2015
ACS Wireless [Member]
Subsequent Event [Line Items]
Cash consideration paid	$ 293,200,000
Medium-term Notes [Member] | Credit Agricole Fourth Amended and Restated Credit and Guarantee Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, face amount	$ 275,000,000.0
Medium-term Notes [Member] | Credit Agricole Fourth Amended and Restated Credit and Guarantee Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	3.75%
Variable rate floor	1.00%